Revenues	6 Months Ended
Jun. 30, 2011
Revenues
Revenues

NOTE 5—REVENUES

Revenues are recorded based upon estimated amounts due from patients and third party payors for healthcare services provided, including anticipated settlements under reimbursement agreements with Medicare, Medicaid, Medicare Advantage and other third party payors.

A summary of revenues by payor type follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Medicare	$576,778	$468,020	$1,132,568	$943,437
Medicaid	262,450	263,642	522,129	529,824
Medicare Advantage	98,074	87,919	193,455	173,823
Other	434,687	338,096	795,429	677,120

	1,371,989	1,157,677	2,643,581	2,324,204
Eliminations	(79,397)	(76,313)	(158,568)	(153,003)

	$1,292,592	$1,081,364	$2,485,013	$2,171,201